Goodwill (Tables)	6 Months Ended
Jun. 30, 2026
Goodwill [Abstract]
Schedule of Goodwill
USD’000	ASIC Segment	Semiconductors Segment	Non-reportable Segment	Total
Goodwill balance as of December 31, 2024	-	8,317	-	8,317
Goodwill acquired during the year	5,504	-	-	5,504
Currency translation adjustment	152	-	-	152
Impairment losses	-	-	-	-
As of December 31, 2025
Goodwill	5,504	8,317	-	13,821
Accumulated currency translation adjustment	152	-	-	152
Goodwill balance as of December 31, 2025	5,656	8,317	-	13,973
Goodwill acquired during the year	-	-	6,209	6,209
Currency translation adjustment	(170)	-	-	(170)
Impairment losses	-	-	-	-
As of June 30, 2026
Goodwill	5,504	8,317	6,209	20,030
Accumulated currency translation adjustment	(18)	-	-	(18)
Goodwill balance as of June 30, 2026	5,486	8,317	6,209	20,012